REVENUE AND COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE AND COST OF SALES
Schedule Of Revenue
	2024	2023
Concentrate sales	$67,133	$43,199
Provisional pricing adjustments	(955)	690
	$66,178	$43,889

Schedule Of Cost Of Sales
	2024	2023
Production costs	$38,600	$32,872
Write down of equipment and supplies inventory	1,144	414
Depreciation and depletion	3,233	2,784
	$42,977	$36,070